T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.7%
MARYLAND 91.6%
Annapolis, GO, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	1,000	1,056
Annapolis, St. John's College, Series A, 5.00%, 10/1/27	940	942
Annapolis, St. John's College, Series A, 5.00%, 10/1/32	1,085	1,087
Annapolis, St. John's College, Series A, 5.00%, 10/1/36	1,085	1,087
Anne Arundel County, Annapolis Area Christian School, Series
A, 5.50%, 7/1/23	500	509
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.50%, 7/1/33	2,555	2,648
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.75%, 7/1/43	4,970	5,142
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/22	3,600	3,745
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/23	3,605	3,750
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36	5,130	6,440
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39	1,125	1,368
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40	2,125	2,579
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41	1,450	1,710
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42	1,450	1,707
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43	4,125	4,980
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45	4,350	5,102
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46	5,375	6,467
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/37	1,805	2,204
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/38	2,125	2,588

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37	6,480	8,111
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47	12,615	15,520
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/44	4,175	5,383
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/48	27,800	35,689
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44	11,250	12,318
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35	1,445	1,701
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40	12,345	14,391
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43	2,105	2,601
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45	12,925	14,964
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46	2,140	2,753
Anne Arundel County, Consolidated Water & Sewer, Series
2018, GO, 5.00%, 10/1/37	2,110	2,641
Anne Arundel County, Consolidated Water & Sewer, Series
2018, GO, 5.00%, 10/1/47	5,000	6,151
Anne Arundel County, Consolidated Water & Sewer, Series
2019, GO, 5.00%, 10/1/47	1,780	2,288
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/37	1,100	1,306
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/39	3,105	3,673
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/40	3,105	3,668
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/41	3,105	3,661
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/42	3,105	3,656
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/45	9,315	10,926

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/40	3,610	4,381
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43	10,830	13,074
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/46	10,830	13,030
Anne Arundel County, Sewer Improvements, Series 2017, GO,
5.00%, 10/1/38	2,000	2,436
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34	7,655	9,034
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35	7,655	9,010
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 4.90%, 7/1/30	1,310	1,247
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 5.125%, 7/1/36	2,285	2,120
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 5.25%, 7/1/44	4,150	3,771
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/20	200	201
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/21	455	479
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/22	310	339
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/23	240	273
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/24	470	533
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/25	580	656
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/32	4,285	4,844
Baltimore City, Center/West Development, Series A, 5.375%,
6/1/36	1,000	951
Baltimore City, Center/West Development, Series A, 5.50%,
6/1/43	1,450	1,372
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/27 (Prerefunded 10/15/21) (1)	1,905	2,031

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/28 (Prerefunded 10/15/21) (1)	1,805	1,924
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/30 (Prerefunded 10/15/21) (1)	1,015	1,082
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/31 (Prerefunded 10/15/21) (1)	1,965	2,095
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/21	510	535
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/22	1,040	1,129
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/23	350	392
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/25	590	676
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/26	375	427
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/28	1,215	1,370
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/29	890	1,003
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/30	515	579
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/33	415	460
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25	2,000	1,782
Baltimore City, Convention Center Hotel, 5.00%, 9/1/29	1,000	895
Baltimore City, Convention Center Hotel, 5.00%, 9/1/33	1,020	917
Baltimore City, Convention Center Hotel, 5.00%, 9/1/35	1,700	1,533
Baltimore City, Convention Center Hotel, 5.00%, 9/1/39	6,110	5,533
Baltimore City, East Baltimore Research Park, Series A, 5.00%,
9/1/38	1,865	1,857
Baltimore City, Harbor Point Project, 3.50%, 6/1/39 (2)	650	546
Baltimore City, Harbor Point Project, 3.625%, 6/1/46 (2)	4,000	3,232
Baltimore City, Harbor Point Project, 4.75%, 6/1/31	2,025	1,964
Baltimore City, Harbor Point Project, 5.00%, 6/1/36	2,550	2,442
Baltimore City, Harbor Point Project, 5.125%, 6/1/43	4,550	4,352

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Harbor Point Project, Series B, 3.55%, 6/1/34 (2)	325	283
Baltimore City, Harbor Point Project, Series B, 3.70%, 6/1/39 (2)	450	381
Baltimore City, Harbor Point Project, Series B, 3.875%, 6/1/46
(2)	370	303
Baltimore City, Parking System Facilities, Series A, 5.25%,
7/1/21 (3)	1,150	1,183
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/36	17,520	18,311
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/41	10,635	11,092
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/30	1,450	1,648
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43	4,570	5,076
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/29	1,330	1,516
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/30	2,895	3,291
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (4)(5)	405	475
Baltimore City, Water Project, Series A, 5.00%, 7/1/44	10,005	11,207
Baltimore City, Water Project, Series A, 5.65%, 7/1/20 (3)	300	301
Baltimore City, Water Project, Series B, 5.00%, 7/1/31	3,865	4,380
Baltimore City, Water Project, Series B, 5.00%, 7/1/38	1,190	1,327
Baltimore City, Water Project, Series B, 5.00%, 7/1/42	8,900	9,862
Baltimore City, Water Project, Series C, 5.00%, 7/1/27	525	601
Baltimore County, GO, 4.00%, 3/1/37	720	848
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 3/1/35	1,500	1,819
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 3/1/36	3,500	4,283
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 3/1/37	5,745	7,001
Baltimore County, Consolidated Public Improvement, Series
2014, GO , 4.00%, 2/1/34	7,750	8,482
Baltimore County, Consolidated Public Improvement, Series
2019 Crossover, GO, 3.00%, 11/1/20	4,755	4,811
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/32	1,000	1,067
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/33	2,800	2,982

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41	4,255	4,866
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44	8,400	9,572
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46	14,500	17,163
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38	610	716
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39	4,415	5,172
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41	3,215	3,736
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42	9,595	11,127
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44	11,595	13,346
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48	5,365	6,149
Baltimore County, Metropolitan Dist. Bonds, GO, 4.50%, 8/1/29	3,165	3,186
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/38	515	529
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/39	600	613
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/40	650	662
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/45	2,950	2,971
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/50	3,350	3,361
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/22	500	518
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/23	450	475
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/24	780	836
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/25	1,000	1,087
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/27	1,000	1,102
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/28	1,200	1,320
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/29	1,000	1,097
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/30	1,000	1,093
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/37	7,345	7,849
Baltimore County, Public Improvement, GO, 5.00%, 2/1/32	10,000	10,667

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore County, Riverwood Village, Inc. , 4.00%, 1/1/50	6,000	6,213
Brunswick, 3.00%, 7/1/20	385	385
Brunswick, 3.00%, 7/1/24	875	849
Brunswick, 4.00%, 7/1/29	960	931
Brunswick, 5.00%, 7/1/36	1,550	1,552
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48	1,135	1,311
Frederick County, Series A, GO, 5.00%, 2/1/29	2,000	2,717
Frederick County, Series A, GO, 5.00%, 2/1/30	1,750	2,430
Frederick County, Series B, GO, 5.00%, 8/1/29	550	756
Frederick County, Series B, GO, 5.00%, 8/1/31	775	1,106
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/30	4,585	4,600
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/40	3,955	3,966
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	1,090	1,152
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	10,140	10,662
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27	5,000	5,239
Howard County, Annapolis Junction Town Center Project,
5.80%, 2/15/34	725	665
Howard County, Annapolis Junction Town Center Project,
6.10%, 2/15/44	1,425	1,290
Howard County, Consolidated Public Improvement, Series 2011
B, GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	860	910
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/31 (Prerefunded 2/15/21) (1)	1,855	1,905
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/32 (Prerefunded 2/15/21) (1)	6,090	6,254
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/33 (Prerefunded 2/15/21) (1)	6,365	6,536
Howard County, Consolidated Public Improvement, Series B,
GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	1,725	1,804
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	755	799
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	2,385	2,523

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Howard County, Consolidated Public Improvement, Series B,
GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	2,545	2,662
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2)	500	493
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (2)	1,000	942
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (2)	1,000	940
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2)	2,300	2,115
Howard County, Metropolitan Dist. , Series E, GO, 5.00%,
2/15/30	1,080	1,418
Howard County, Metropolitan Dist. , Series E, GO, 5.00%,
2/15/31	780	1,018
Howard County, Metropolitan Dist. , Series E, GO, 5.00%,
2/15/32	1,240	1,608
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (6)	2,305	2,374
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46	5,350	5,761
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/20	290	290
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/21	305	317
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/36	1,000	1,032
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/43	2,295	2,348
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26	580	606
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29	500	622
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30	975	1,206
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31	725	891
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32	550	667

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37	3,285	3,904
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42	5,000	5,878
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46	10,000	11,690
Maryland, State & Local Facs. Loan, Series 2013-1A, GO,
4.00%, 3/1/26	4,000	4,115
Maryland, State & Local Facs. Loan, Series A, Group 2, GO,
4.00%, 3/15/35	25,000	30,892
Maryland CDA, Series A, 4.50%, 9/1/48	4,405	4,928
Maryland CDA, Series C, 3.50%, 3/1/50	4,130	4,469
Maryland CDA, Series C, 5.00%, 9/1/26	375	462
Maryland CDA, Series C, 5.00%, 9/1/27	700	885
Maryland CDA, Series C, 5.00%, 9/1/28	580	748
Maryland CDA, Series C, 5.00%, 9/1/29	1,050	1,363
Maryland CDA, Series C, 5.00%, 3/1/30	740	957
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31	4,950	5,299
Maryland CDA, Residential, Series F, 5.00%, 7/1/48	1,385	1,483
Maryland DOT, 5.00%, 11/1/20	11,500	11,733
Maryland DOT, Maryland Transit Administration, 5.00%,
10/15/23 (6)	1,035	1,053
Maryland Economic Dev. , Air Cargo Obligated Group, 4.00%,
7/1/39 (6)	2,925	3,055
Maryland Economic Dev. , Air Cargo Obligated Group, 4.00%,
7/1/44 (6)	3,700	3,775
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/20 (6)	445	446
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/21 (6)	340	351
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/23 (6)	600	652
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/24 (6)	325	361
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/25 (6)	510	576

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/26(6)	690	789
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/28(6)	310	363
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/29(6)	225	266
Maryland Economic Dev. , Baltimore City Project, Series A,
5.00%, 6/1/58	2,500	2,511
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/28	200	210
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/29	275	289
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/30	285	297
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/31	300	309
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/32	315	322
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/33	325	329
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/34	350	353
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/35	250	252
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/40	1,555	1,528
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/50	7,000	6,605
Maryland Economic Dev. , Bowie State Univ. Project, 5.00%,
7/1/55	3,890	4,107
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/20	555	556
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/21	600	613
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/22	1,190	1,229
Maryland Economic Dev. , Morgan State Univ. Project, 5.00%,
7/1/34	7,360	7,605

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Public Healthcare Laboratory, 4.00%,
6/1/29	6,565	6,787
Maryland Economic Dev. , Public Healthcare Laboratory, 5.00%,
6/1/27	9,900	10,361
Maryland Economic Dev. , Public Healthcare Laboratory, 5.00%,
6/1/28	11,710	12,252
Maryland Economic Dev. , Purple Line Light Rail Project, Series
A, 5.00%, 3/31/24 (6)	23,370	23,235
Maryland Economic Dev. , Purple Line Light Rail Project, Series
B, 5.00%, 9/30/26 (6)	4,870	4,824
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 3/31/25 (6)	3,435	3,411
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 9/30/25 (6)	3,435	3,408
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 3/31/26 (6)	3,435	3,405
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/26 (6)	500	496
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/26 (6)	100	99
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/27 (6)	450	445
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/28 (6)	2,090	2,062
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/29 (6)	3,445	3,396
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/29 (6)	1,000	985
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/36 (6)	4,870	4,765
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/41 (6)	7,705	7,510
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/46 (6)	12,650	12,292
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/51 (6)	20,630	19,998
Maryland Economic Dev. , Salisbury Univ. Project, 4.00%,
6/1/21	385	396

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/22	325	342
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/30	800	830
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/34	1,000	1,045
Maryland Economic Dev. , Terminal Project, Series 2019A,
5.00%, 6/1/44 (6)	4,900	4,966
Maryland Economic Dev. , Terminal Project, Series 2019A,
5.00%, 6/1/49 (6)	14,655	14,761
Maryland Economic Dev. , Towson Univ. Project, 4.00%, 7/1/22	600	623
Maryland Economic Dev. , Towson Univ. Project, 4.00%, 7/1/24	365	388
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/25	400	447
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/28	175	198
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/30	325	362
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/31	375	415
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/32	325	356
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/36	1,000	1,077
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/37	1,000	1,019
Maryland Economic Dev. , Towson Univ. Project, Series 2012,
5.00%, 7/1/27	1,125	1,183
Maryland Economic Dev. , Towson Univ. Project, Series 2012,
5.00%, 7/1/29	1,775	1,861
Maryland Economic Dev. , Towson Univ. Project, Series 2017,
5.00%, 7/1/27	185	211
Maryland Economic Dev. , Towson Univ. Project, Series 2017,
5.00%, 7/1/29	215	242
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/22	1,000	1,038
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/24	1,445	1,540
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/25	1,000	1,077
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/29	500	539

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/30	500	535
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/31	4,000	4,247
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/32	2,000	2,100
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/35	6,655	6,892
Maryland Economic Dev. , Transportation Fac. Project, Series B,
5.75%, 6/1/35 (Prerefunded 6/1/20) (1)	4,450	4,450
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/22 (7)	500	527
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (7)	480	517
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (7)	420	462
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (7)	470	525
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (7)	505	572
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (7)	800	948
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (7)	525	620
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (7)	560	657
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (7)	600	700
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (7)	705	819
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/21 (7)	300	308
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/22 (7)	1,350	1,420
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/23 (7)	2,000	2,152
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/24 (7)	1,700	1,866

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/25 (7)	2,000	2,233
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (7)	1,815	2,052
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (7)	2,200	2,601
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (7)	3,395	4,002
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (7)	3,100	3,631
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (7)	3,040	3,544
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (7)	2,735	3,173
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (7)	9,850	11,251
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (7)	2,750	3,084
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/21	660	671
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/23	820	846
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/25	600	623
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/26	585	634
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/27	500	539
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/31	1,000	1,061
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/35	3,845	4,026
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/39	1,550	1,610
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 4.00%, 7/1/23	910	937
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/20	785	787

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/21	825	851
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/22	870	916
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/27	1,600	1,673
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/33	2,530	2,617
Maryland HHEFA, 4.00%, 8/15/45	670	689
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	1,540	1,716
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	14,205	15,262
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	2,200	2,302
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,725	2,877
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33	2,200	2,397
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34	3,700	3,816
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/39	2,290	2,405
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/21	800	840
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22	1,500	1,615
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23	850	916
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25	1,000	1,071
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26	1,345	1,437
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27	1,230	1,310
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29	845	1,006
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31	3,000	3,534
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32	1,500	1,756
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/39	5,595	6,101
Maryland HHEFA, Ascension Health, Series B, 5.00%, 11/15/51
(Prerefunded 11/15/21) (1)	12,695	13,575
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26	770	835
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29	1,000	1,090

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31	500	542
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32	1,000	1,080
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38	2,730	2,918
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43	2,500	2,640
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48	5,000	5,252
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38	750	803
Maryland HHEFA, Calvert Healthcare System, 5.25%, 7/1/33	8,870	9,629
Maryland HHEFA, Carnegie Institution of Washington, 4.50%,
7/1/40	14,480	14,521
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/20	1,710	1,717
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/24
(Prerefunded 7/1/22) (1)	2,010	2,202
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/25
(Prerefunded 7/1/22) (1)	605	663
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/27
(Prerefunded 7/1/22) (1)	830	909
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/37
(Prerefunded 7/1/22) (1)	12,685	13,896
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (1)	10,000	10,334
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (1)	10,595	10,948
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27	1,200	1,360
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36	2,835	3,087
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	14,690	15,729
Maryland HHEFA, City Neighbors, Series A, 6.75%, 7/1/44	2,850	3,025
Maryland HHEFA, Doctors Community Hospital, Series A,
5.00%, 7/1/38	1,000	1,086
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 3.125%,
1/1/24	200	197
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/22	1,300	1,311

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/23	905	916
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/29	1,515	1,523
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.125%,
1/1/30	945	952
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/25	875	925
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/26	915	968
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/27	1,920	2,025
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/28	2,070	2,180
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.25%,
1/1/37	15,230	15,926
Maryland HHEFA, Frederick Memorial Hospital, Series A,
4.25%, 7/1/32	13,125	13,555
Maryland HHEFA, Frederick Memorial Hospital, Series A,
5.00%, 7/1/20	500	502
Maryland HHEFA, Frederick Memorial Hospital, Series A,
5.00%, 7/1/21	280	292
Maryland HHEFA, Goucher College, Series A, 4.00%, 7/1/21	970	994
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27	1,280	1,355
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34	3,780	3,956
Maryland HHEFA, Greater Baltimore Medical Center, 5.50%,
7/1/31 (Prerefunded 7/1/21) (1)	315	333
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2)	300	311
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2)	1,265	1,224
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2)	1,800	1,698
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2)	1,530	1,455
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(8)	11,190	13,027

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/31
(Prerefunded 7/1/22) (1)	2,000	2,191
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/32
(Prerefunded 7/1/22) (1)	1,000	1,095
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33
(Prerefunded 7/1/22) (1)	1,365	1,495
Maryland HHEFA, Johns Hopkins Medical Institution, 5.375%,
7/1/20 (8)	1,120	1,121
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (8)	2,925	2,928
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (8)	550	518
Maryland HHEFA, Johns Hopkins Univ. , Series A, 5.00%, 7/1/41
(Prerefunded 7/1/22) (1)	8,000	8,772
Maryland HHEFA, Johns Hopkins Univ. , Series B, 4.25%, 7/1/41	5,475	5,878
Maryland HHEFA, Johns Hopkins Univ. , Series B, 5.00%, 7/1/38	6,590	7,309
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/31	950	1,117
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/34	3,650	4,330
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/40	12,700	14,223
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/41
(Prerefunded 7/1/21) (1)	6,015	6,385
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%,
7/1/47	20,300	22,505
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/32	1,210	1,415
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/33	1,175	1,368
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/47	19,190	21,652
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/32	825	986
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/33	1,000	1,190
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/30	480	507
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/31	500	526
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/33	1,210	1,263

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/39	5,105	5,266
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/45	7,330	7,496
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/27	435	485
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/28	500	557
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/32	595	649
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/45	6,010	6,411
Maryland HHEFA, Loyola Univ. , Series A, 4.00%, 10/1/27
(Prerefunded 10/1/22) (1)	1,000	1,085
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/20	500	506
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/24	500	564
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/25	750	863
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/26	600	704
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/29
(Prerefunded 10/1/22) (1)	1,995	2,211
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/30
(Prerefunded 10/1/22) (1)	1,345	1,490
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (1)	2,050	2,272
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/39
(Prerefunded 10/1/22) (1)	5,000	5,540
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/49	7,885	8,890
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/22	150	157
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/24	700	755
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42	2,435	2,486
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	860	890
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	1,025	1,093
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/24	250	279
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/26	225	259

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/27	850	974
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/30	725	816
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/31	680	763
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/32	250	279
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/33	300	333
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/35	275	304
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/42	2,000	2,173
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/47	11,630	12,031
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/23	500	534
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/29	350	370
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/34	1,005	1,049
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/23	250	273
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/25	100	114
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/28	650	741
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/36	650	715
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/25	260	296
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/28	300	342
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/29	315	357
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/34	655	725

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/36	575	633
Maryland HHEFA, Medlantic/Helix, Series A, 5.25%, 8/15/38 (7)	2,780	3,645
Maryland HHEFA, Medlantic/Helix, Series B, 5.25%, 8/15/38 (8)	14,950	19,168
Maryland HHEFA, Medstar Health, 5.00%, 8/15/31	5,000	5,603
Maryland HHEFA, Medstar Health, 5.00%, 8/15/38	800	881
Maryland HHEFA, Medstar Health, 5.00%, 8/15/42	11,565	12,680
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	7,840	8,171
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/38	1,895	2,033
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/41	7,275	7,781
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/42	14,620	16,599
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	51,595	58,247
Maryland HHEFA, Medstar Health, Series B, 4.00%, 8/15/38	265	275
Maryland HHEFA, Medstar Health, Series B, 5.00%, 8/15/38	9,545	10,243
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	1,615	1,737
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25	2,795	2,994
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26	1,910	2,041
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27	1,400	1,494
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31	5,000	5,271
Maryland HHEFA, Mercy Medical Center, 6.00%, 7/1/25	1,450	1,520
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	1,230	1,379
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,000	1,116
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,200	1,336
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,659
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38	6,345	6,986
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/22	655	656
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	1,000
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	1,030	1,186

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34	1,000	1,112
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40	24,910	27,212
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	10,500	11,314
Maryland HHEFA, Penninsula Regional Health System, Series A,
4.00%, 7/1/48	10,570	10,984
Maryland HHEFA, Penninsula Regional Health System, Series A,
5.00%, 7/1/31	350	429
Maryland HHEFA, Penninsula Regional Health System, Series A,
5.00%, 7/1/32	1,030	1,253
Maryland HHEFA, Penninsula Regional Health System, Series A,
5.00%, 7/1/33	1,200	1,444
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/32	4,965	5,676
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33	5,305	6,042
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34	2,765	3,143
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35	2,085	2,363
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43	21,495	22,501
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34	500	591
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (3)(4)	1,150	1,259
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.06%, 7/1/41	10,240	10,240
Maryland HHEFA, Univ. of Maryland Medical System, Series F,
4.75%, 7/1/23	1,000	1,003
Maryland HHEFA, Univ. of Maryland Medical System, Series F,
5.25%, 7/1/21	2,925	2,936
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/20	250	250
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/29	2,275	2,276
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/34	640	640

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/34 (Prerefunded 7/1/24) (1)	17,505	20,828
Maryland IDA, Bon Secours Health, 5.929%, 8/26/22 (7)	4,400	4,692
Maryland IDA, McDonogh School, 4.00%, 9/1/43	1,000	1,147
Maryland IDA, McDonogh School, 4.00%, 9/1/48	1,600	1,823
Maryland IDA, McDonogh School, Series A, 4.50%, 9/1/35	3,885	4,041
Maryland IDA, McDonogh School, Series A, 4.75%, 9/1/40	6,105	6,334
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/36	2,015	2,321
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/46	48,750	55,216
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/35	6,020	7,223
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/37	5,250	6,254
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/38	12,015	14,271
Maryland Stadium Auth. , Construction & Revitalization, Series A,
5.00%, 5/1/36	2,205	2,635
Maryland Stadium Auth. , Construction & Revitalization, Series A,
5.00%, 5/1/47	19,250	22,497
Maryland Transportation Auth. , 4.00%, 7/1/26	2,340	2,499
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/33 (6)	3,250	3,539
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/37 (6)	7,530	8,069
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/38 (6)	7,830	8,363
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/39 (6)	8,145	8,674
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/23	4,070	4,327
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/23 (6)	2,440	2,598
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/24 (6)	2,560	2,724

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/25	4,500	4,777
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/25 (6)	2,690	2,859
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/26 (6)	2,820	2,995
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/27	8,470	8,978
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/27 (6)	2,965	3,147
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/28 (6)	3,110	3,297
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/30 (6)	4,615	5,544
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/31 (6)	5,895	7,035
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/32 (6)	740	876
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/24	4,285	4,551
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/26	8,055	8,544
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/24 (6)	9,920	10,475
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/26 (6)	7,615	8,030
Montgomery County, Consolidated Public Improvement, Series
A, GO, 4.00%, 11/1/31	10,000	11,250
Montgomery County, Consolidated Public Improvement, Series
E, GO, VRDN, 0.05%, 11/1/37	2,010	2,010
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	3,500	3,097
Montgomery County, Trinity Healthcare Credit Group, 5.00%,
12/1/44	22,250	25,053
Montgomery County, Trinity Healthcare Credit Group, Series
2016, 5.00%, 12/1/45	16,935	19,398
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/21	240	249

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/22	860	923
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/24	930	1,055
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/26	505	567
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/27	1,000	1,118
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46	7,770	8,134
Montgomery County Housing Opportunities Commission,
Series A, 4.70%, 7/1/37 (6)	3,000	3,005
Montgomery County Housing Opportunities Commission,
Series A, 5.65%, 11/1/33	7,395	7,417
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/21	650	683
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/23	600	659
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/24	630	691
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/26	1,355	1,484
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/27	750	821
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/28	575	629
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/30	795	866
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/31	455	495
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/32	675	733
Prince George's County, National Harbor Project, 5.20%, 7/1/34	5,238	5,252
Prince George's County, Westphalia Town Center Project,
5.00%, 7/1/30 (2)	600	617
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2)	1,350	1,348
Prince George's County, Westphalia Town Center Project,
5.25%, 7/1/48 (2)	4,500	4,481
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/24	1,785	1,829
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/26	1,000	1,024
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/30	790	794

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/32	525	521
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/37	3,990	3,824
Rockville City, Ingelside at King Farm, Series A2, 2.25%,
11/1/22	610	580
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/23	750	767
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/25	500	512
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/26	500	512
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/28	1,375	1,396
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/30	750	754
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/35	1,000	975
Rockville City, Ingelside at King Farm, Series B, 4.25%, 11/1/37	1,000	849
Rockville City, Ingelside at King Farm, Series B, 4.50%, 11/1/43	1,675	1,398
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/42	1,750	1,623
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/47	6,895	6,256
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/33	9,040	10,321
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34	7,390	8,420
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/28	5,800	7,219
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 4.00%, 6/1/36	10,000	11,889
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 4.00%, 6/1/40	4,155	4,524
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 4.00%, 6/1/41	5,000	5,430
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 4.00%, 6/1/42	4,980	5,402

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 4.00%, 6/1/43	4,020	4,357
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 4.00%, 6/1/44	4,100	4,438
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, 4.00%, 6/1/37	10,360	11,326
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, 4.00%, 6/1/39	11,105	12,104
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, 4.00%, 6/1/41	2,000	2,172
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, 4.00%, 6/1/44	7,000	7,576
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, 5.00%, 6/1/35	2,225	2,711
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, 5.00%, 6/1/38	12,585	15,210
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/42	2,000	2,170
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/43	4,450	4,823
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/42	6,545	7,363
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, Series 2018, 4.00%, 6/1/41	14,845	17,313
Westminster, Carroll Lutheran Village, 5.00%, 7/1/20	640	640
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,040	2,970
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40	3,000	2,833
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	6,570	6,526
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24	895	911
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34	2,600	2,650
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39	1,750	1,779
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44	1,580	1,607
		2,242,466

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 3.2%
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/37	1,500	1,773
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/43	6,650	7,764
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/30	5,525	6,779
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/31	7,800	9,489
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/32	1,750	2,112
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/32	2,975	3,590
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/33	3,250	3,897
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/34	2,275	2,717
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/35	1,555	1,850
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/36	6,800	8,061
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	27,140	31,741
		79,773

PUERTO RICO 3.1%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	3,050	3,027
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	2,625	2,600
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	7,405	7,312
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	7,145	7,234
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	8,470	8,576
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	1,515	1,538
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (9)(10)	4,690	2,931
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (9)(10)	55	34

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27(9)(10)	650	401
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/30(9)(10)	1,925	1,189
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27(9)(10)	85	52
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27(9)(10)	2,335	1,442
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28(9)(10)	210	130
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(9)(10)	270	166
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(9)(10)	1,045	643
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(9)(10)	340	209
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(9)(10)	415	255
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(9)(10)	55	34
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(9)(10)	1,760	1,082
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(9)(10)	4,890	3,007
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(9)(10)	45	28
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(9)(10)	260	161
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18(9)(10)	225	137
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(9)(10)	95	59
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40(9)(10)	255	157
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36(9)(10)	195	121
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17(9)(10)	65	38

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	110	67
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (9)(10)	1,110	672
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	90	55
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	830	504
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	240	148
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	95	59
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	2,135	1,318
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	4,450	4,330
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	18,645	18,659
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	5,695	3,742
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	4,750	2,846
		74,963
OHIO 0.4%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	9,555	9,642
		9,642
PENNSYLVANIA 0.2%
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 0.06%, 6/1/35	5,200	5,200
		5,200

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
LOUISIANA 0.1%
Saint Charles Parish PCR, VRDN, 0.10%, 11/1/21 (6)	2,700	2,700
		2,700
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	1,500	1,309
		1,309
KENTUCKY 0.0%
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide, Series A, VRDN, 0.22%, 1/1/29 (6)	1,000	1,000
		1,000
Total Investments in Securities 98.7%
(Cost $2,356,919)		$2,417,053
Other Assets Less Liabilities 1.3%		31,913
Net Assets 100.0%		$2,448,966

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $20,369 and represents 0.8% of net assets.
(3)	Insured by National Public Finance Guarantee Corporation
(4)	Escrowed to maturity
(5)	Insured by Financial Guaranty Insurance Company
(6)	Interest subject to alternative minimum tax
(7)	Insured by Assured Guaranty Municipal Corporation
(8)	Insured by AMBAC Assurance Corporation
(9)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10)	Non-income producing
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.